Financial result and exchange gains(losses) (Tables)	12 Months Ended
Dec. 31, 2023
Financial result and exchange gains/(losses)
Schedule of financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Interest income	$92,962	$24,741	$3,489
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	14,424	2,924	144
Financial income	$107,386	$27,665	$3,633

Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	$(2)	$(1,713)	$(3,482)
Other financial expense	(904)	(2,193)	(1,096)
Financial expense	$(906)	$(3,906)	$(4,578)

Realized exchange gains/(losses)	$29	$(3,743)	$15
Unrealized exchange gains/(losses)	14,044	(28,989)	(50,068)
Exchange gains/(losses)	$14,073	$(32,732)	$(50,053)